UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     62

Form13F Information Table Value Total:     $20,254,710 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXIS BIOSCIENCE INC          COM             00383E106   153621  6728893 SH       SOLE                  3966452        0  2762441
ADOBE SYS INC                   COM             00724F101      495    11340 SH       SOLE                      590        0    10750
ALIGN TECHNOLOGY INC            COM             016255101     1216    48000 SH       SOLE                        0        0    48000
ALKERMES INC                    COM             01642T108      883    48000 SH       SOLE                        0        0    48000
ALLERGAN INC                    COM             018490102   943765 14638822 SH       SOLE                  8729318        0  5909504
ALLSCRIPTS HEALTHCARE SOLUTI    COM             01988P108     1730    64000 SH       SOLE                        0        0    64000
ALNYLAM PHARMACEUTICALS INC     COM             02043Q107     2523    77000 SH       SOLE                        0        0    77000
AMERICA MOVIL SAB DE CV         SPON ADR L SHS  02364W105   983079 15360602 SH       SOLE                  9167291        0  6193311
AMYLIN PHARMACEUTICALS INC      COM             032346108     1020    20400 SH       SOLE                      400        0    20000
APPLE INC                       COM             037833100   924493  6023933 SH       SOLE                  3605626        0  2418307
ARTHROCARE CORP                 COM             043136100     2180    39000 SH       SOLE                        0        0    39000
BIOMARIN PHARMACEUTICAL INC     COM             09061G101     2988   120000 SH       SOLE                        0        0   120000
BP PLC                          SPONSORED ADR   055622104      381     5500 SH       SOLE                        0        0     5500
BROADCOM CORP                   CL A            111320107  1037955 28483944 SH       SOLE                 17025861        0 11458083
CELGENE CORP                    COM             151020104     1801    25250 SH       SOLE                     3250        0    22000
CERNER CORP                     COM             156782104   298564  4991880 SH       SOLE                  2958908        0  2032972
CISCO SYS INC                   COM             17275R102     7737   233532 SH       SOLE                   137645        0    95887
CME GROUP INC                   COM             12572Q105   822560  1400460 SH       SOLE                   836511        0   563949
E M C CORP MASS                 COM             268648102   649128 31208093 SH       SOLE                 18711437        0 12496656
EBAY INC                        COM             278642103      295     7567 SH       SOLE                     4150        0     3417
EXPEDITORS INTL WASH INC        COM             302130109   421189  8904627 SH       SOLE                  5304790        0  3599837
EXXON MOBIL CORP                COM             30231G102      356     3848 SH       SOLE                     3348        0      500
FMC TECHNOLOGIES INC            COM             30249U101   291976  5063745 SH       SOLE                  2999045        0  2064700
GENENTECH INC                   COM NEW         368710406   826113 10588478 SH       SOLE                  6516920        0  4071558
GENERAL ELECTRIC CO             COM             369604103      743    17938 SH       SOLE                     2000        0    15938
GENZYME CORP                    COM             372917104   776175 12527036 SH       SOLE                  7464333        0  5062703
GOOGLE INC                      CL A            38259P508  1994613  3516162 SH       SOLE                  2098334        0  1417828
GTX INC DEL                     COM             40052B108      912    56000 SH       SOLE                        0        0    56000
HANSEN MEDICAL INC              COM             411307101     1618    59700 SH       SOLE                      600        0    59100
HEALTHWAYS INC                  COM             422245100     1241    23000 SH       SOLE                        0        0    23000
HUMAN GENOME SCIENCES INC       COM             444903108     1266   123000 SH       SOLE                        0        0   123000
INTEL CORP                      COM             458140100      399    15437 SH       SOLE                     3600        0    11837
INTERCONTINENTALEXCHANGE INC    COM             45865V100   798414  5256180 SH       SOLE                  3104036        0  2152144
INTERMUNE INC                   COM             45884X103      536    28000 SH       SOLE                        0        0    28000
INTUITIVE SURGICAL INC          COM NEW         46120E602   768922  3343140 SH       SOLE                  1986438        0  1356702
IRON MTN INC                    COM             462846106   241824  7933853 SH       SOLE                  4743681        0  3190172
ISHARES TR                      RUSSELL1000GRW  464287614     1611    26105 SH       SOLE                    26105        0        0
LOWES COS INC                   COM             548661107   633620 22613130 SH       SOLE                 13490296        0  9122834
MEDAREX INC                     COM             583916101     1462   103250 SH       SOLE                      250        0   103000
MICROSOFT CORP                  COM             594918104     1853    62906 SH       SOLE                    22406        0    40500
MOODYS CORP                     COM             615369105   646977 12836845 SH       SOLE                  7591184        0  5245661
NATIONAL OILWELL VARCO INC      COM             637071101  1060609  7339853 SH       SOLE                  4376015        0  2963838
NUVASIVE INC                    COM             670704105     2767    77000 SH       SOLE                        0        0    77000
PEPSICO INC                     COM             713448108      238     3250 SH       SOLE                     2250        0     1000
PRICE T ROWE GROUP INC          COM             74144T108      715    12834 SH       SOLE                       34        0    12800
PROCTER & GAMBLE CO             COM             742718109      343     4877 SH       SOLE                      487        0     4390
QUALCOMM INC                    COM             747525103   777419 18396100 SH       SOLE                 11027277        0  7368823
REGENERON PHARMACEUTICALS       COM             75886F107      837    47000 SH       SOLE                        0        0    47000
RESMED INC                      COM             761152107      814    19000 SH       SOLE                        0        0    19000
ROCKWELL AUTOMATION INC         COM             773903109      417     6000 SH       SOLE                     6000        0        0
ROCKWELL COLLINS INC            COM             774341101      438     6000 SH       SOLE                     6000        0        0
SALESFORCE COM INC              COM             79466L302   493092  9608189 SH       SOLE                  5656185        0  3952004
SCHLUMBERGER LTD                COM             806857108  1162356 11070055 SH       SOLE                  6807995        0  4262060
STARBUCKS CORP                  COM             855244109  1028764 39265808 SH       SOLE                 23557038        0 15708770
STRYKER CORP                    COM             863667101   461640  6713785 SH       SOLE                  3998389        0  2715396
TEVA PHARMACEUTICAL INDS LTD    ADR             881624209   405325  9114567 SH       SOLE                  5494368        0  3620199
VARIAN MED SYS INC              COM             92220P105   405970  9691324 SH       SOLE                  5739226        0  3952098
VERTEX PHARMACEUTICALS INC      COM             92532F100     1536    40000 SH       SOLE                        0        0    40000
WALGREEN CO                     COM             931422109   582254 12325450 SH       SOLE                  7305711        0  5019739
WHOLE FOODS MKT INC             COM             966837106      987    20165 SH       SOLE                     1165        0    19000
YAHOO INC                       COM             984332106   364000 13561840 SH       SOLE                  8119267        0  5442573
ZIMMER HLDGS INC                COM             98956P102   255955  3160330 SH       SOLE                  1886386        0  1273944